Stockholders' Deficit - Share Exchange and Cancellation (Details)	0 Months Ended
	May 12, 2011	Jun. 30, 2013	Dec. 31, 2012	May 15, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exchange of capital stock for common stock	562,500
Percentage of capital stock exchanged for common stock (percentage)	64.29%
Authorized replacement options issued	92,823
Authorized replacement warrants issued	84
Common stock, shares outstanding (shares)	312,500	7,275,981	6,186,997		966,227
Common stock, shares, issued (shares)	562,500	7,275,981	6,186,997	274,224	966,227
Common stock, shares issued and outstanding	875,000
Series A Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding options used to purchase shares of common stock	3,712,365
Outstanding warrants used to purchase shares of common stock	3,324